Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Taxes on Unrealized Holding Gains On Securities Available For Sale	$ (2,525,307)	$ 3,075,693	$ 1,675,405
Taxes on Reclassification Adjustment For Gains Included In Net Income		$ 333,167	$ 204,763